Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 318,445	$ 219,615	$ 5,658	$ 10,591	$ 554,309
Saint-Urbain
Total			3,198		3,198
Serrabal, Esmeralda, And Sonia
Total	17,289		1,699		18,988
Coto Minero Conchitina
Total	28,073		$ 761		28,834
Thaba Chueu Mining
Total	$ 273,083	$ 219,615		$ 10,591	$ 503,289